COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund

(the “Fund” or the “CRA Fund®”)

CRA Shares (CRAIX)

Institutional Shares (CRANX)

Retail Shares (CRATX)

Supplement dated May 11, 2020

to the

Statement of Additional Information (“SAI”)

dated October 1, 2019

The second full paragraph on the cover of the Fund’s SAI is deleted and replaced with the following:

The audited financial statements and related report of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the Annual Report for the fiscal year ended May 31, 2019, are incorporated herein by reference in the Section “Financial Statements.” Information in the financial statements for fiscal years prior to the fiscal year ended May 31, 2019 was audited by Grant Thornton LLP, the Fund’s former independent registered public accounting firm. The audited financial statements and related report of Grant Thornton LLP contained in the Annual Report for the fiscal year ended May 31, 2018, are also incorporated herein by reference in the Section “Financial Statements.” No other portion of the 2019 Annual Report or the 2018 Annual Report is incorporated herein by reference.

The section “Financial Statements” on page 35 of the Fund’s SAI is deleted and replaced with the following:

The Fund’s Annual Reports to Shareholders for the fiscal years ended May 31, 2019 and May 31, 2018 have been filed with the SEC. The financial statements and financial highlights in such Annual Reports (the “Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements and financial highlights included in such Annual Report for the fiscal year ended May 31, 2019 have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, whose report thereon also appears in such Annual Report and is incorporated herein by reference. Information in the financial statements for periods prior to May 31, 2019 was audited by Grant Thornton LLP, the Fund’s former independent registered public accounting firm.

Please retain this supplement for future reference.

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund

(the “Fund”)

Institutional Shares (CCMNX)

Supplement dated May 11, 2020
to the
Statement of Additional Information (“SAI”)
dated October 1, 2019

The second full paragraph on the cover of the Fund’s SAI is deleted and replaced with the following:

The audited financial statements and related report of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the Annual Report for the fiscal year ended May 31, 2019, are incorporated herein by reference in the Section “Financial Statements.” Information in the financial statements for fiscal years prior to the fiscal year ended May 31, 2019 was audited by Grant Thornton LLP, the Fund’s former independent registered public accounting firm. The audited financial statements and related report of Grant Thornton LLP contained in the Annual Report for the fiscal year ended May 31, 2018, are also incorporated herein by reference in the Section “Financial Statements.” No other portion of the 2019 Annual Report or the 2018 Annual Report is incorporated herein by reference.

The section “Financial Statements” on page 58 of the Fund’s SAI is deleted and replaced with the following:

The Fund’s Annual Reports to Shareholders for the fiscal years ended May 31, 2019 and May 31, 2018 have been filed with the SEC. The financial statements and financial highlights in such Annual Reports (the “Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements and financial highlights included in such Annual Report for the fiscal year ended May 31, 2019 have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, whose report thereon also appears in such Annual Report and is incorporated herein by reference. Information in the financial statements for periods prior to May 31, 2019 was audited by Grant Thornton LLP, the Fund’s former independent registered public accounting firm.

Please retain this supplement for future reference.